Equity - Schedule of Options to Consultants (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Options to Consultants [Abstract]
In connection with	Rendered services
Minimum [Member]
Schedule of Options to Consultants [Abstract]
Exercise price (in Dollars per share) | $ / shares	$ 2.16
Maximum [Member]
Schedule of Options to Consultants [Abstract]
Exercise price (in Dollars per share) | $ / shares	$ 1,620
2015 [Member]
Schedule of Options to Consultants [Abstract]
No. of options issued	154
Exercise price (in Dollars per share) | $ / shares	$ 2.16
No. of options exercisable	154
2017 [Member]
Schedule of Options to Consultants [Abstract]
No. of options issued	51
Exercise price (in Dollars per share) | $ / shares	$ 2.16
No. of options exercisable	51
2021 [Member]
Schedule of Options to Consultants [Abstract]
No. of options issued	96
No. of options exercisable	96
2023 [Member]
Schedule of Options to Consultants [Abstract]
No. of options issued	139
Exercise price (in Dollars per share) | $ / shares	$ 393.12
No. of options exercisable	62